Lease Obligations (Details)				12 Months Ended
	Jul. 29, 2024 USD ($) m²	Jul. 29, 2024 CAD ($)	Oct. 05, 2023 USD ($)	Jun. 30, 2025 USD ($)
Lease Obligations [Abstract]
Square feet (in Square Meters) | m²	2,243
Rental payment (in Dollars)	$ 12,296	$ 12,296
Agreement term	2 years
Borrowing rate, percentage	7.00%	7.00%	6.15%
Corresponding operating lease liability	$ 205,201		$ 953,935
Extended date			May 14, 2027
Obligated to pay			$ 1,295,759	$ 1,295,759
Termination period			3 years
Terminate the lease payment			$ 187,938